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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                            Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer High Yield Fund
             Schedule of Investments  1/31/07 (unaudited)

    Shares                                                           Value

             CONVERTIBLE PREFERRED STOCKS - 6.2 %
             Materials - 3.8 %
             Diversified Metals & Mining - 3.8 %
    138,625  Freeport-MC Copp., 5.5%, 12/31/49                  $183,227,594
             Paper Packaging - 0.0 %
      7,500  Smurfit-Stone Container                            $   180,000
             Total Materials                                    $183,407,594
             Media - 0.3 %
             Broadcasting & Cable Television - 0.3 %
     76,200  General Cable Corp., 5.75%, 11/24/13               $16,611,600
             Total Media                                        $16,611,600
             Banks - 0.8 %
             Thrifts & Mortgage Finance - 0.8 %
    726,432  Sovereign Cap Trust IV, 4.375%, 3/1/34             $36,139,992
             Total Banks                                        $36,139,992
             Utilities - 1.3 %
             Gas Utilities - 0.2 %
     60,000  Semco Energy, Inc., 5.0%, 2/20/15 (144A)           $11,422,500
             Multi-Utilities - 1.1 %
    607,900  CMS Energy Corp., 4.5%, 12/31/49                   $53,495,200
             Total Utilities                                    $64,917,700
             TOTAL CONVERTIBLE PREFERRED STOCKS                 $301,076,886
             (Cost  $220,544,920)

             CONVERTIBLE CORPORATE BONDS - 12.1 %
             Energy - 0.6 %
             Oil & Gas Exploration & Production - 0.6 %
 25,770,000  McMoran Exploration, 6.0%, 7/2/08                  $28,411,425
             Total Energy                                       $28,411,425
             Materials - 3.3 %
             Commodity Chemicals - 2.5 %
 49,090,000  Millennium Chemicals, Inc., 4.0%, 11/15/23 (b)     $119,288,700
             Gold - 0.8 %
 44,600,000  Coeur D'Alene Mines Corp., 1.25%, 1/15/24          $40,753,250
             Total Materials                                    $160,041,950
             Capital Goods - 2.2 %
             Aerospace & Defense - 0.2 %
 10,500,000  EDO Corp., 4.0%, 11/15/25                          $10,053,750
             Construction & Farm Machinery & Heavy Trucks - 0.7 %
 31,350,000  Wabash National Corp., 3.25%, 8/1/08               $31,898,625
             Electrical Component & Equipment - 1.3 %
 94,942,000  Roper Industries, Inc., 1.4813%, 1/15/34           $63,492,463
             Total Capital Goods                                $105,444,838
             Media - 2.5 %
             Advertising - 2.5 %
 92,844,000  Interpublic Group Co., 4.25%, 3/15/23 (144A)       $119,884,815
             Total Media                                        $119,884,815
             Retailing - 0.8 %
             Automotive Retail - 0.8 %
 39,982,000  Sonic Automotive, Inc., 5.25%, 5/7/09              $39,182,360
             Total Retailing                                    $39,182,360
             Health Care Equipment & Services - 0.6 %
             Health Care Equipment - 0.6 %
 34,600,000  Epix Medical, 3.0%, 6/15/24 (144A)                 $28,761,250
             Total Health Care Equipment & Services             $28,761,250
             Pharmaceuticals & Biotechnology - 0.7 %
             Biotechnology - 0.7 %
  7,500,000  Human Genome, 2.25%, 8/15/12                       $ 7,078,125
 24,535,000  Mannkind Corp., 3.75%, 12/15/13                     25,823,087
                                                                $32,901,212
             Total Pharmaceuticals & Biotechnology              $32,901,212
             Real Estate - 0.4 %
             Office Real Estate Investment Trusts - 0.4 %
 17,600,000  Alexandria Real, 3.7%, 1/15/27 (114A)              $18,414,000
             Total Real Estate                                  $18,414,000
             Technology Hardware & Equipment - 1.0 %
             Computer Storage & Peripherals - 0.1 %
  6,400,000  Maxtor Corp., 6.8%, 4/30/10                        $ 7,216,000
             Electronic Equipment & Instruments - 0.9 %
 42,280,000  Veeco Instruments, 4.125%, 12/21/08                $41,381,550
             Total Technology Hardware & Equipment              $48,597,550
             TOTAL CONVERTIBLE PREFERRED BONDS                  $581,639,400
             (Cost  $517,677,315)

             PREFERRED STOCK - 0.4 %
             Real Estate - 0.4 %
             Real Estate Management & Development - 0.4 %
    667,700  Forest City Enterprises, 7.375%, 2/1/34            $17,059,735
             Total Real Estate                                  $17,059,735
             TOTAL PREFERRED STOCK                              $17,059,735
             (Cost  $17,060,964)

             COMMON STOCKS - 18.4 %
             Energy - 1.4 %
             Oil & Gas Exploration & Production - 0.4 %
    373,220  Pogo Producing Co. (b)                             $18,493,051
             Oil & Gas Refining & Marketing - 0.6 %
    363,700  Tesoro Petroleum Corp.                             $29,965,243
             Oil & Gas Storage & Transporation - 0.4 %
    164,100  Kinder Morgan, Inc.                                $17,394,600
             Total Energy                                       $65,852,894
             Materials - 3.0 %
             Construction Materials - 1.2 %
    804,094  Texas Industries, Inc. (b)                         $59,036,581
             Diversified Chemical - 0.0 %
     48,800  Dow Chemical Co.                                   $ 2,027,152
             Gold - 0.3 %
    405,500  Barrick Gold Corp. (b)                             $12,010,910
             Industrial Gases - 0.6 %
    383,600  Air Products & Chemicals, Inc.                     $28,639,576
             Paper Products - 0.4 %
  6,072,600  Abitibi-Consolidated, Inc. (b)                     $19,735,950
             Specialty Chemicals - 0.5 %
      8,000  Arch Chemicals, Inc.                               $   269,840
  1,042,100  RPM, Inc.                                           24,207,983
                                                                $24,477,823
             Total Materials                                    $145,927,992
             Capital Goods - 2.3 %
             Building Products - 1.1 %
  1,699,795  Lennox International, Inc.                         $51,571,780
             Electrical Component & Equipment - 0.8 %
    890,300  General Cable Corp. *                              $38,398,639
             Industrial Machinery - 0.4 %
    297,600  ITT Corp.                                          $17,751,840
             Total Capital Goods                                $107,722,259
             Household & Personal Products - 0.5 %
             Household Products - 0.5 %
    365,600  Procter & Gamble Co.                               $23,716,472
             Total Household & Personal Products                $23,716,472
             Health Care Equipment & Services - 0.3 %
             Health Care Equipment - 0.3 %
    256,100  Beckman Coulter, Inc.                              $16,523,572
             Total Health Care Equipment & Services             $16,523,572
             Pharmaceuticals & Biotechnology - 3.5 %
             Biotechnology - 2.2 %
    681,800  PDL BioPharma, Inc. *                              $13,983,718
  2,591,539  Vertex Pharmaceuticals, Inc. *                      91,610,904
                                                                $105,594,622
             Life Sciences Tools & Services - 1.2 %
    268,400  Bio-Rad Laboratories, Inc. *                       $23,093,136
    678,700  Thermo Fisher Scientific, Inc. * (b)                32,475,795
                                                                $55,568,931
             Pharmaceuticals - 0.1 %
    198,800  Bristol-Myers Squibb Co.                           $ 5,723,452
             Total Pharmaceuticals & Biotechnology              $166,887,005
             Diversified Financials - 0.2 %
             Investment Banking & Brokerage - 0.2 %
    214,500  Lazard, Ltd. *                                     $10,888,020
             Total Diversified Financials                       $10,888,020
             Real Estate - 3.9 %
             Diversified Real Estate Investment Trusts - 0.6 %
    523,800  Liberty Property Trust                             $27,101,412
             Office Real Estate Investment Trusts - 1.7 %
    723,100  Equity Office Properties Trust                     $40,168,205
    738,700  Mack-Cali Realty Corp.                              41,101,268
                                                                $81,269,473
             Retail Real Estate Investment Trusts - 1.5 %
    939,000  General Growth Pro TLB SC                          $57,767,280
    299,800  Saul Centers, Inc.                                  16,165,216
                                                                $73,932,496
             Specialized Real Estate Investment Trusts - 0.1 %
    190,400  Host Hotels & Resorts, Inc.                        $ 5,039,888
             Total Real Estate                                  $187,343,269
             Technology Hardware & Equipment - 0.3 %
             Electronic Equipment & Instruments - 0.3 %
    219,900  Amphenol Corp.                                     $14,891,628
             Total Technology Hardware & Equipment              $14,891,628
             Semiconductors - 0.1 %
             Semiconductor Equipment - 0.1 %
    100,000  FEI Co. * (b)                                      $ 2,516,000
             Total Semiconductors                               $ 2,516,000
             Utilities - 2.9 %
             Gas Utilities - 1.5 %
    202,800  Questar Corp.                                      $16,467,360
    457,881  SEMCO Energy, Inc. * (b)                             2,756,444
  1,752,500  Southern Union Co. (b)                              48,737,025
    180,800  Washington Gas Light Co.                             5,718,704
                                                                $73,679,533
             Independent Power Producer & Energy Traders - 1.1 %
    841,700  NRG Energy, Inc. *                                 $50,443,081
             Multi-Utilities - 0.3 %
    186,300  Public Service Enterprise Group, Inc.              $12,487,689
             Total Utilities                                    $136,610,303
             TOTAL COMMON STOCKS                                $878,879,414
             (Cost  $698,214,960)

             CORPORATE BONDS - 61.9 %
             Energy - 5.3 %
             Coal & Consumable Fuels - 0.6 %
 29,200,000  Massey Energy Co., 6.875%, 12/15/13                $27,010,000
             Oil & Gas Equipment & Services - 0.9 %
 44,059,000  Holly Energy Partners LP, 6.25%, 3/1/15            $41,525,608
             Oil & Gas Explration & Production - 0.2 %
  9,700,000  Pogo Producing Co., 6.625%, 3/15/15                $ 9,118,000
             Oil & Gas Refining & Marketing - 3.6 %
  6,415,000  Frontier Oil Corp., 6.625%, 10/1/11                $ 6,334,813
 27,500,000  Tesoro Corp., 6.25%, 11/1/12                        27,603,125
 139,375,000 Tesoro Corp., 6.625%, 11/1/15                       139,897,656
                                                                $173,835,594
             Total Energy                                       $251,489,202
             Materials - 20.0 %
             Aluminum - 1.7 %
 79,903,000  Novelis Inc., 7.25%, 2/15/15                       $81,900,575
             Commodity Chemicals - 6.9 %
 53,875,000  Arco Chemical Co., 9.8%, 2/1/20                    $61,956,250
 70,326,000  Georgia Gulf Corp., 10.75% 10/15/16 (144A)          68,567,850
 70,539,000  Georgia Gulf Corp., 9.5% 10/15/14 (144A)            69,833,610
 19,150,000  Nova Chemicals Corp., 7.25%, 8/15/28                19,437,250
 52,125,000  Nova Chemicals Corp., 7.4%, 4/1/09                  52,906,875
 53,500,000  Nova Chemicals Corp., 7.875%, 9/15/25               49,220,000
  9,581,000  Nova Chemicals, Ltd., 6.5%, 1/15/12                  9,054,045
                                                                $330,975,880
             Construction Materials - 0.8 %
 36,698,000  Texas Industries, Inc., 7.25%, 7/15/13             $37,523,705
             Diversified Metals & Mining - 0.7 %
 33,905,000  Freeport-McMoran Copper & Gold, 6.875%, 2/1/09     $34,837,388
             Fertilizers & Agricultural Chemicals - 0.2 %
 10,335,000  Scotts Co., 6.625%, 11/15/13                       $10,832,320
             Metal & Glass Containers - 1.1 %
 47,600,000  Crown Cork and Seal Co., Inc., 7.375%, 12/15/26    $44,744,000
  7,450,000  Greif Brothers Corp., 6.75%, 2/1/17 (144A)           7,450,000
                                                                $52,194,000
             Paper Packaging - 0.0 %
    250,000  Stone Container Corp., 7.375%, 7/15/14             $   238,750
             Paper Products - 7.3 %
 30,295,000  Abitibi-Consolidated, Inc., 6.0%, 6/20/13          $26,432,388
 26,625,000  Abitibi-Consolidated, Inc., 7.4%, 4/1/18            23,496,563
  4,932,000  Abitibi-Consolidated, Inc., 8.5%, 8/1/29             4,438,800
  9,050,000  Abitibi-Consolidated, Inc., 8.55%, 8/1/10            9,242,313
 33,255,000  Abitibi-Consolidated, Inc., 8.85%, 8/1/30           30,262,050
    400,000  Abitibi-Consolidated, Inc., Floating Rate Note, 6/1    401,000
 65,870,000  Bowater Canada Finance, 7.95%, 11/15/11             66,034,675
 133,990,000 Bowater, Inc., 6.5%, 6/15/13                        125,280,650
 30,270,000  Bowater, Inc., 9.375%, 12/15/21                     31,178,100
  9,465,000  Bowater, Inc., 9.5%, 10/15/12                        9,961,913
 23,635,000  Smurfit Capital Funding Plc, 7.5%, 11/20/25         23,871,350
                                                                $350,599,802
             Specialty Chemicals - 1.3 %
 63,935,000  Millennium America, Inc., 7.625%, 11/15/26         $59,459,550
  1,150,000  Millennium America, Inc., 9.25%, 6/15/08             1,196,000
                                                                $60,655,550
             Total Materials                                    $959,757,970
             Capital Goods - 8.8 %
             Aerospace & Defense - 3.9 %
 140,588,000 DRS Technologies, Inc., 6.875%, 11/1/13            $139,182,120
 47,330,000  Esterline Technology, 7.75%, 6/15/13                48,749,900
                                                                $187,932,020
             Construction & Farm Machinery & Heavy Trucks - 0.3 %
 12,250,000  Greenbrier Co., Inc., 8.375%, 5/15/15              $12,219,375
             Industrial Machinery - 3.9 %
 24,030,000  Gardner Denver, Inc., 8.0%, 5/1/13 (144A)          $25,051,275
 48,550,000  Manitowoc Co., Inc., 7.125%, 11/1/13                48,671,375
 16,723,000  Manitowoc Co., Inc., 10.5%, 8/1/12                  17,872,706
 99,942,760  Mueller Industries, Inc. 6.0%, 11/1/14              92,946,767
                                                                $184,542,123
             Trading Companies & Distributors - 0.7 %
 37,745,000  Wesco Distribution, Inc., 7.5%, 10/15/17           $37,933,725
             Total Capital Goods                                $422,627,243
             Automobiles & Components - 0.9 %
             Auto Parts & Equipment - 0.6 %
 26,845,000  Baldor Electric, 8.625%, 2/15/17                   $27,717,463
             Tires & Rubber - 0.3 %
 16,400,000  Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)        $16,769,000
             Total Automobiles & Components                     $44,486,463
             Consumer Durables & Apparel - 1.0 %
             Footwear - 0.5 %
 22,830,000  Brown Shoe Co., Inc., 8.75%, 5/1/12                $24,085,650
             Homebuilding - 0.5 %
 26,018,000  Meritage Homes Corp., 6.25%, 3/15/15               $24,196,740
             Total Consumer Durables & Apparel                  $48,282,390
             Media - 3.1 %
             Advertising - 3.1 %
 146,820,000 Interpublic Group, Inc., 7.25%, 8/15/11            $149,756,400
             Total Media                                        $149,756,400
             Retailing - 0.5 %
             Automotive Retail - 0.5 %
 20,805,000  Sonic Automotive, Inc., 8.625%, 8/15/13            $21,637,200
             Total Retailing                                    $21,637,200
             Health Care Equipment & Services - 1.7 %
             Health Care Equipment - 0.4 %
 13,605,000  Bio-Rad Laboratories, Inc., 6.125%, 12/15/14       $13,264,875
  4,500,000  Bio-Rad Laboratories, Inc., 7.5%, 8/15/13            4,657,500
                                                                $17,922,375
             Health Care Supplies - 1.3 %
 60,970,000  Inverness Medical Innovation, 8.75%, 2/15/12       $64,170,925
             Total Health Care Equipment & Services             $82,093,300
             Pharmaceuticals & Biotechnology - 2.6 %
             Pharmaceuticals - 2.6 %
 128,000,000 Valeant Pharmaceuticals, 7.0%, 12/15/11            $122,880,000
             Total Pharmaceuticals & Biotechnology              $122,880,000
             Real Estate - 6.6 %
             Real Estate Management & Development - 4.5 %
 93,200,000  Forest City Enterprises, 6.5%, 2/1/17              $91,103,000
 121,745,000 Forest City Enterprises, 7.625%, 6/1/15             125,092,988
                                                                $216,195,988
             Real Estate Investment Trusts - 1.2 %
 56,099,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14 $57,220,980
             Retail Real Estate Investment Trusts - 0.8 %
 39,500,000  Rouse Co Lp/TRC Co., 6.75%, 5/1/13 (144A)          $39,823,703
             Specialized Real Estate Investment Trusts - 0.1 %
  2,500,000  Host Marriott LP, 6.75%, 6/1/16                    $ 2,481,250
             Total Real Estate                                  $315,721,921
             Technology Hardware & Equipment - 3.9 %
             Communications Equipment - 1.0 %
 16,264,000  Corning Glass, 8.875%, 3/15/16                     $19,107,256
 22,340,000  Corning, Inc., 8.875%, 8/16/21                      27,231,254
                                                                $46,338,510
             Electronic Equipment & Instruments - 1.5 %
 55,355,000  General Cable Corp., 9.5%, 11/15/10                $58,399,525
 13,356,000  Itron, Inc., 7.75%, 5/15/12                         13,689,900
                                                                $72,089,425
             Technology Distributors - 1.4 %
 41,883,000  Anixter International Corp., 5.95%, 3/1/15         $39,631,789
 24,856,000  Arrow Electronic, Inc., 7.5%, 1/15/27               26,682,245
                                                                $66,314,034
             Total Technology Hardware & Equipment              $184,741,969
             Utilities - 7.5 %
             Electric Utilities - 4.4 %
 49,478,000  Allegheny Energy Supply, 7.8%, 3/15/11             $52,508,528
 79,130,000  Allegheny Energy Supply, 8.25%, 4/15/12 (144A)      86,251,694
  8,400,000  Allegheny Generating Co., 6.875%, 9/1/23             8,253,000
 23,068,000  CMS Energy Corp., 7.5%, 1/15/09                     23,644,700
 36,128,000  CMS Energy Corp., 8.5%, 4/15/11                     39,108,560
                                                                $209,766,482
             Independent Power Producer & Energy Traders - 1.4 %
  4,000,000  NRG Energy, Inc., 7.25%, 2/1/14                    $ 4,010,000
 61,044,000  NRG Energy, Inc., 7.375%, 1/15/17                   61,044,000
                                                                $65,054,000
             Multi-Utilities - 1.7 %
 27,850,000  CMS Energy Corp., 6.875%, 12/15/15                 $28,685,500
 54,890,000  CMS Energy Corp., 7.75%, 8/1/10                     57,428,663
                                                                $86,114,163
             Total Utilities                                    $360,934,645
             TOTAL CORPORATE BONDS                              $2,964,408,703
             (Cost  $2,970,951,532)

             TEMPORARY CASH INVESTMENT - 2.1 %
             Security Lending Collateral - 2.1 %
 99,006,810  Securities Lending Investment Fund, 5.24%          $99,006,810
             TOTAL TEMPORARY CASH INVESTMENT                    $99,006,810
             (Cost  $99,006,810)
             TOTAL INVESTMENT IN SECURITIES - 101.1 %           $4,842,070,948
             (Cost  $4,523,456,501) (a)
             OTHER ASSETS AND LIABILITIES - (1.1) %             $(54,215,358)
             TOTAL NET ASSETS - 100.0 %                         $4,787,855,590

         *   Non-income producing security.

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2007, the value of these securities amounted to $475,460,697 or 9.9% of total net assets.

       (a) At January 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,525,636,378 was as follows:

             Aggregate gross unrealized gain for all investments in
             which there is an excess of value over tax cost    $500,469,803

             Aggregate gross unrealized loss for all investments in
             which there is an excess of tax cost over value     (184,035,233)

             Net unrealized gain                                $316,434,570

       (b)    At January 31, 2007, the following securities were out on loan:

   Shares                         Security                         Value
 4,554,450   Abitibi-Consolidated, Inc.                         $14,801,963
    30,000   Barrick Gold Corp.                                    888,600
    71,600   FEI Co. *                                           1,801,456
   271,800   Pogo Producing Co.                                  13,467,690
   176,900   SEMCO Energy, Inc. *                                1,064,938
   217,000   Southern Union Co.                                  6,034,770
   603,070   Texas Industries, Inc.                              44,277,399
   209,025   Thermo Fisher Scientific, Inc. *                    10,001,846
  Principal
  Amount ($)
 4,239,000   Goodyear Tire & Rubber, 7.857%, 8/15/11             4,334,378
   185,000   Millennium Chemicals, Inc., 4.0%, 11/15/23            449,550
             Total                                              $97,122,590


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2007

* Print the name and title of each signing officer under his or her signature.